Share-Based Compensation - Assumptions Used to Estimate Fair Value of Stock Options (Detail) - 2011 Stock Plan - Stock Options	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.90%
Expected term	6 years 3 months
Expected dividends	0.00%
Risk-free interest rate	1.70%